Organization and Principal Activities (Financial information of consolidated VIEs) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Current assets		¥ 2,122,692		¥ 1,930,915		$ 305,731
Non-current assets		1,045,850		636,291		150,634
Total assets		3,168,542		2,567,206		456,365
Short-term bank loans		358,602		131,046		51,649
Accounts payable		260,902		289,148		37,578
Amounts due to related parties		18,720		19,368		2,696
Advances from customers		27,825		15,239		4,008
Taxes payable		75,652		93,120		10,896
Salary and welfare payable		130,329		114,028		18,771
Accrued expenses and other current liabilities		111,049		80,891		15,994
Current liabilities		983,079		742,840		141,592
Non-current liabilities		23,035		19,680		3,318
Total liabilities		1,006,114		762,520		144,910
Revenues	[1]	1,444,907	$ 208,110	1,609,196	¥ 1,637,860
Net income/(loss)		78,220	11,265	72,385	262,119
Net cash (used in)/provided by operating activities		203,686	29,337	220,812	273,474
Net cash provided by/(used in) investing activities		(543,149)	(78,230)	(1,256,868)	393,172
Net cash provided by financing activities		217,148	31,276	64,366	(223,744)
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Current assets		965,552		1,075,360		139,068
Non-current assets		72,379		79,211		10,425
Total assets		1,037,931		1,154,571		149,493
Short-term bank loans		2,000		0		288
Accounts payable		216,978		282,509		31,251
Amounts due to related parties		1,447		2,694		208
Amounts due to inter-company entities		386,969		406,538		55,735
Advances from customers		18,420		13,745		2,653
Taxes payable		51,850		56,034		7,468
Salary and welfare payable		60,010		85,019		8,643
Accrued expenses and other current liabilities		87,264		62,695		12,569
Current liabilities		824,938		909,234		118,815
Non-current liabilities		20,979		19,680		3,022
Total liabilities		845,917		928,914		$ 121,837
Revenues		1,140,954	164,332	1,504,370	1,632,827
Net income/(loss)		(30,641)	(4,413)	22,329	53,141
Net cash (used in)/provided by operating activities		34,079	4,908	(91,907)	(110,741)
Net cash provided by/(used in) investing activities		(124,610)	(17,948)	(197,307)	403,635
Net cash provided by financing activities		¥ 2,000	$ 288	¥ 250	¥ 10,000

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23): Net advertising revenues 55,565 71,048 98,413 14,174 Paid services revenues 291,610 276,712 122,844 17,693 Cost of revenues (45,917) (49,363) (29,057) (4,185) Sales and marketing expenses (1,246) (1,788) (1,277) (184) General and administrative expenses (354) (1,812) (260) (37)